SURGEONS DIVERSIFIED INVESTMENT FUND (THE "FUND")

                        SUPPLEMENT DATED AUGUST 20, 2008
            TO THE PROSPECTUS OF SURGEONS DIVERSIFIED INVESTMENT FUND
                             DATED DECEMBER 28, 2007
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     Effective immediately, this Supplement replaces and supersedes any previous supplements filed.

     The following language replaces the first sentence of the second paragraph under "Principal Investment Strategies" on page 1.

     The Fund seeks to achieve its investment objective by investing up to 100% of its net assets in Exchange Traded Funds ("ETF(s)") and Exchange Traded Notes ("ETN(s)," and together with ETFs, the "Underlying ETFs").

     The following table replaces the table listed on page 2:

          ------------------------------------------------------------
                   ASSET CLASS                     ALLOCATION
          ------------------------------------------------------------
          US EQUITY
          ------------------------------------------------------------
               Large Cap Value Stocks                   8%
          ------------------------------------------------------------
               Large Cap Growth Stocks                  8%
          ------------------------------------------------------------
               Large Cap Index Stocks                   8%
          ------------------------------------------------------------
               Small Cap Value Stocks                 3.5%
          ------------------------------------------------------------
               Small Cap Growth Stocks                3.5%
          ------------------------------------------------------------
               REIT Stocks                              6%
          ------------------------------------------------------------
               Energy Stocks                            6%
          ------------------------------------------------------------
               SUB-TOTAL US EQUITY                     43%
          ------------------------------------------------------------
          INTERNATIONAL EQUITY                         23%
          ------------------------------------------------------------
          EMERGING MARKET                               4%
          ------------------------------------------------------------
          US FIXED INCOME                              27%
          ------------------------------------------------------------
          COMMODITIES                                   3%
          ------------------------------------------------------------
          TOTAL                                       100%
          ------------------------------------------------------------

     The Annual Fund Operating Expenses table, listed on page 5, has been updated as follows:

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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                   1.00%
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Distribution (12b-1) Fees1                                        0.00%
--------------------------------------------------------------------------------
Other Expenses                                                    0.96%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses2                                  0.26%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                              2.22%
--------------------------------------------------------------------------------
Less Management Fee Waivers3                                      1.14%
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses                                1.08%
--------------------------------------------------------------------------------

     1. The Fund has adopted a plan of distribution under which the Fund may incur expenses related to the distribution of shares. The annual limitation for payment of such expenses under the plan is 0.25% of the Fund's average daily net assets. However, the Fund did not incur any distribution related expenses during its most recent fiscal period.

     2. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments during the most recent fiscal period in investment companies (including the Underlying
          ETFs) and other pooled investment vehicles.

     3. The Manager has contractually agreed for the life of the Fund to reduce management fees and/or reimburse the Fund's expenses to the extent necessary to limit Net Annual Fund Operating Expenses (which includes Acquired Fund Fees and Expenses taken from the most recently completed fiscal year, but which excludes certain other operating expenses) to no greater than 1.08% per annum of the Fund's average daily net assets. Management fee reductions and expense reimbursements by the Manager are generally subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's Net Annual Fund Operating Expenses (including Acquired Fund Fees and Expenses taken from the most recently completed fiscal year) to exceed 1.08% per annum.


     The following description of the iPath Dow Jones-AIG Commodity Index Total Return ETN has been inserted at the end of the section "Descriptions of The Underlying ETFs" on page 6:

--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CATEGORY AND                      INVESTMENT OBJECTIVES                      INVESTMENT STRATEGIES
   UNDERLYING ETF(S)
--------------------------------------------------------------------------------------------------------------------------------
COMMODITIES
--------------------------------------------------------------------------------------------------------------------------------
iPath(R) Dow Jones-AIG Commodity Index       Seeks investment results that are          The Index is composed of futures
Total ReturnSM ETN - the ETN is classified   linked to returns that are potentially     contracts on nineteen physical
as a medium-term note and considered an      available through an unleveraged           commodities.  The nineteen
uncollateralized debt-security               investment in the futures contracts on     exchange-traded futures contracts
                                             physical commodities comprising the        trade on U.S. exchanges, with the
                                             Dow Jones AIG Commodity Index              exception of aluminum, nickel and zinc
                                             Total Return (the "Index"), plus the       contracts, which trade on the London
                                             rate of interest that could be earned      Metal Exchange.  The nineteen Index
                                             on cash collateral invested in specified   commodities selected for 2008, along
                                             Treasury Bills.                            with the approximate targeted
                                                                                        weightings, are as follows: aluminum
                                                                                        (7.11%), coffee (3%), copper (7.04%),
                                                                                        corn (5.66%), cotton (2.48%), crude oil
                                                                                        (13.16%), gold (7.40%), heating oil
                                                                                        (3.82%), lean hogs (2.55%), live cattle
                                                                                        (4.89%), natural gas (12.24%), nickel
                                                                                        (2.79%), silver 2.72%), soybeans
                                                                                        (7.62%), soybean oil (2.81%), sugar
                                                                                        (3.19%), unleaded gasoline (3.78%),
                                                                                        wheat (4.70%) and zinc (3.03%).  In
                                                                                        addition, the Index is considered a
                                                                                        "rolling index" because it sells its
                                                                                        futures contracts prior to physical
                                                                                        delivery of the commodity.
--------------------------------------------------------------------------------------------------------------------------------

     The following information has been added to the "Credit/Default Risk" discussion on page 11:

     The Fund's investments in ETNs are subject to issuer credit risk. For example, if the credit rating of the issuer of the ETN is downgraded, the Fund's investment may drop in value even if no change in value has occurred in the underlying index. In addition, in a default situation involving an ETN, it is possible the Fund could lose its principal investment.

     The following paragraphs are inserted after "Investment Style Risk" on page 14:

COMMODITY LINKED DERIVATIVE INVESTMENT RISK - The Fund's investments in the Index may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The current or "spot" prices of the underlying physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity.

STRUCTURED NOTE RISK - The Fund intends to invest in structured notes to gain exposure to commodities. Commodity-linked structured notes provide exposure to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop.


     The following paragraph replaces the first paragraph on page 16:

For its services, the Fund pays the Manager an investment management fee computed at the annual rate of 1.00% of the Fund's average daily net assets. The Manager has contractually agreed for the life of the Fund to reduce management fees and/or reimburse the Fund's expenses to the extent necessary to limit Net Annual Fund Operating Expenses (which includes Acquired Fund Fees and Expenses taken from the most recently completed fiscal year, but which excludes certain other operating expenses) to no greater than 1.08% per annum of the Fund's average daily net assets. Management fee reductions and expense reimbursements by the Manager are generally subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's Net Annual Fund Operating Expenses (including Acquired Fund Fees and Expenses taken from the most recently completed fiscal year) to exceed 1.08% per annum. The Manager may enter into additional expense limitation agreements to reduce the expense ratio further, but does not contemplate doing so at the current time.


     The following  information  is inserted as part of the table listed on page
16:

----------------------------------------------------------------------------------------
                                                                              TOTAL NET
                                                              CONTRACTUAL     OPERATING
                                                               MANAGEMENT      EXPENSE
UNDERLYING EXCHANGE TRADED FUND                                   FEE           RATIO
----------------------------------------------------------------------------------------
iPath(R) Dow Jones-AIG Commodity Index Total ReturnSM ETN         0.75%         0.75%
----------------------------------------------------------------------------------------

     The following paragraph replaces the first paragraph on page 20:

MINIMUM INITIAL INVESTMENT

     The minimum initial investment in the Fund is $10,000, or $5,000 assuming an automatic investment plan of at least $100 per month is implemented. To make the Fund more accessible to the College's medical student members, resident members and associate fellows, the minimum initial investment requirements have been reduced to $500, $1,000 and $2,500, respectively. Each minimum investment requirement may be waived or reduced for certain types of retirement accounts and automatic investment plans, or in the Manager's sole discretion. Please see page 22 of this Prospectus for additional information on the required investment amounts pursuant to an "Automatic Investment Plan".

      The following paragraph replaces the first paragraph on 21:

SUBSEQUENT INVESTMENTS

      Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100. Additional purchases may be made:

      The following paragraph replaces the first paragraph on 22:

AUTOMATIC INVESTMENT PLAN

      You may make automatic periodic investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be at least $5,000 and $100, respectively, under the automatic investment plan, unless the Manager has waived your investment minimum. For medical student members, resident members and associate fellows, the minimum initial investment requirements has been reduced to $500, $1,000 and $2,500, respectively, and the minimum subsequent investment amount for each membership type is $100. Please inquire with the Manager regarding a waiver of the investment minimum. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days' written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.